U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 5, 2020

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:    North Square Investments Trust (the “Trust”)
    File Nos.: 333-226989 and 811-23373

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series: North Square Oak Ridge Small Cap Growth Fund, North Square Dynamic Small Cap Fund, North Square Oak Ridge All Cap Growth Fund, North Square Multi Strategy Fund, and North Square Oak Ridge Dividend Growth Fund (collectively, the “Funds”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment for the Funds dated September 30, 2020, and filed electronically as Post-Effective Amendment No. 11 to the Funds’ Registration Statement on Form N-1A on September 30, 2020.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at edward.paz@usbank.com.

Sincerely,

/s/Edward L. Paz
Edward L. Paz
Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust